Summarized Consolidated Results of Operations (Detail) (Transocean Pacific Drilling Inc, USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2011
Transocean Pacific Drilling Inc
Operating revenues	$ 90,414
Operating expenses	35,492
Operating income	54,922
Interest expense, net	(13,958)
Other expense	(99)
Income before income taxes	40,865
Income tax expense	4,166
Net income	$ 36,699